Description of Business and Organization - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Mar. 31, 2025
Lianhe Sowell International Holding Group Limited (“Sowell BVI”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Jul. 18, 2023
Place of incorporation	British Virgin Islands
Ownership %	100.00%
Principal activities	Investment holding
Lianhe Sowell International Group Limited (“Sowell HK”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Aug. 11, 2023
Place of incorporation	Hong Kong
Ownership %	100.00%
Principal activities	Investment holding
Lianhe Sowell International Holdings (Hangzhou) Co., Ltd (previously known as Lianhe Sowell Enterprise Management (Shanwei) Co., Ltd) (“Sowell Hangzhou”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Oct. 26, 2023
Place of incorporation	PRC
Ownership %	100.00%
Principal activities	Enterprise management
Shenzhen Sowell Technology Development Company Limited (“Shenzhen Sowell”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Apr. 06, 2007
Place of incorporation	PRC
Ownership %	100.00%
Principal activities	Trading of electronic products and software development
Hezhi Rongtong (Shenzhen) Technology Company Limited (“Hezhi Rongtong”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Aug. 13, 2021
Place of incorporation	PRC
Ownership %	51.00%
Principal activities	No business activities
Shenzhen Sowell Digital Energy Technology Company Limited (“Shenzhen Sowell Digital”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Oct. 15, 2021
Place of incorporation	PRC
Ownership %	80.00%
Principal activities	No business activities
Suzhou Sowell Vision Technology Company Limited (“Suzhou Sowell”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Aug. 24, 2022
Place of incorporation	PRC
Ownership %	100.00%
Principal activities	No business activities
Shenzhen Aiyin digital Technology Company Limited (“Shenzhen Aiyin”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Jul. 05, 2022
Place of incorporation	PRC
Ownership %	51.00%
Principal activities	No business activities
Anhui Lianhe Sowell Technology Co., Ltd (“Anhui Sowell”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Oct. 10, 2024
Place of incorporation	PRC
Ownership %	100.00%
Principal activities	No business activities
Lianhe Sowell Precision Machine (Hangzhou) Co., Ltd (“Sowell Precision Hangzhou”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Dec. 30, 2024
Place of incorporation	PRC
Ownership %	100.00%
Principal activities	Trading of painting robots
Lianhe Sowell Precise Machine (Shenzhen) Co., Ltd (“Sowell Precision Shenzhen”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Incorporation Date	Aug. 26, 2024
Place of incorporation	PRC
Ownership %	83.00%
Principal activities	Trading of painting robots